Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class P and
Class R6 Shares of the
Goldman Sachs Small Cap Growth Fund
(the “Fund”)
Supplement dated February 22, 2024 to the
Prospectuses and Summary Prospectuses, each dated December 29, 2023
Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Small Cap Growth Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small‑cap issuers. Small‑cap issuers are companies with relatively small market capitalizations. As of December 31, 2023, small‑cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap issuer capitalization range at the time of investment. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Goldman Sachs Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Investor, Class P and
Class R6 Shares of the
Goldman Sachs Small Cap Growth Fund
(the “Fund”)
Supplement dated February 22, 2024 to the
Prospectuses and Summary Prospectuses, each dated December 29, 2023
Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Small Cap Growth Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small‑cap issuers. Small‑cap issuers are companies with relatively small market capitalizations. As of December 31, 2023, small‑cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap issuer capitalization range at the time of investment. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.